Revenue Recognition - Pro Forma Adjustments to Cash flows from Operating Activities (Unaudited) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 26, 2019	Mar. 27, 2019	Dec. 26, 2018	Sep. 26, 2018	Jun. 27, 2018	Mar. 28, 2018	Dec. 27, 2017	Sep. 27, 2017	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net income	$ 46.7	$ 49.8	$ 32.0	$ 26.4	$ 43.8	$ 46.9	$ 25.3	$ 9.9	$ 154.9	$ 125.9	$ 150.8
Depreciation and amortization									147.6	151.4	156.4
Stock-based compensation									16.4	14.2	14.5
Restructure charges and other impairments									26.5	21.7	14.4
Net (gain) loss on disposal of assets									(33.1)	1.6	(0.4)
Other									3.0	3.1	3.0
Accounts receivable, net									(3.0)	(3.3)	3.5
Inventories									1.0	0.0	0.0
Restaurant supplies									(0.6)	(1.2)	(1.5)
Prepaid expenses									(3.0)	(1.7)	(0.7)
Deferred income taxes, net									(75.8)	3.4	(22.7)
Other assets									0.9	0.3	0.3
Accounts payable									(4.1)	1.6	3.0
Gift card liability									(10.1)	(7.3)	4.2
Accrued payroll									6.8	4.2	(0.7)
Other accrued liabilities									(7.7)	(6.8)	(5.8)
Current income taxes									(12.7)	(14.9)	(7.7)
Other liabilities									5.7	(8.0)	4.5
Net cash provided by operating activities									212.7	$ 284.5	$ 315.1
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net income									151.7
Depreciation and amortization									147.6
Stock-based compensation									16.4
Restructure charges and other impairments									26.5
Net (gain) loss on disposal of assets									(33.1)
Other									3.0
Accounts receivable, net									(3.0)
Inventories									1.0
Restaurant supplies									(0.6)
Prepaid expenses									(3.0)
Deferred income taxes, net									(76.9)
Other assets									0.9
Accounts payable									(4.1)
Gift card liability									(7.8)
Accrued payroll									6.8
Other accrued liabilities									(7.5)
Current income taxes									(12.7)
Other liabilities									7.5
Net cash provided by operating activities									212.7
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Net income									(3.2)
Depreciation and amortization									0.0
Stock-based compensation									0.0
Restructure charges and other impairments									0.0
Net (gain) loss on disposal of assets									0.0
Other									0.0
Accounts receivable, net									0.0
Inventories									0.0
Restaurant supplies									0.0
Prepaid expenses									0.0
Deferred income taxes, net									(1.1)
Other assets									0.0
Accounts payable									0.0
Gift card liability									2.3
Accrued payroll									0.0
Other accrued liabilities									0.2
Current income taxes									0.0
Other liabilities									1.8
Net cash provided by operating activities									$ 0.0